SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS	12 Months Ended
Sep. 30, 2022
Supplemental Information On Oil And Gas Operations
SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS

15. SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED)

Supplemental unaudited information regarding Permex’s oil and gas activities is presented in this note. All of Permex’s reserves are located within the U.S.

Costs Incurred in Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2022	September 30, 2021
Acquisition of proved properties	$—	$3,699,215
Acquisition of unproved properties	—	—
Development costs	1,676,668	9,403
Exploration costs	—	—
Total costs incurred	$1,676,668	$3,708,618

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2022	September 30, 2021
Oil and gas revenues	$815,391	$46,703
Production costs	(829,194)	(59,671)
Exploration expenses	—	—
Depletion, depreciation and amortization	(99,855)	(52,439)
Impairment of oil and gas properties	—	—
Result of oil and gas producing operations before income taxes	(113,658)	(65,407)
Provision for income taxes	—	—
Results of oil and gas producing activities	$(113,658)	$(65,407)

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021

15. SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Proved Reserves

The Company’s proved oil and natural gas reserves have been estimated by the certified independent engineering firm, MKM Engineering. Proved reserves are the estimated quantities that geologic and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are the quantities expected to be recovered through existing wells with existing equipment and operating methods when the estimates were made. Due to the inherent uncertainties and the limited nature of reservoir data, such estimates are subject to change as additional information becomes available. The reserves actually recovered and the timing of production of these reserves may be substantially different from the original estimate. Revisions result primarily from new information obtained from development drilling and production history; acquisitions of oil and natural gas properties; and changes in economic factors.

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2020	3,706,360	740,180	3,829,723
Revisions (1)	(88,263)	38,640	(81,823)
Purchase of proved reserves (2)	5,408,560	2,859,590	5,885,158
Sale of reserves (3)	(2,826,290)	(618,650)	(2,929,398)
Production	(947)	(1,410)	(1,182)
September 30, 2021	6,199,420	3,018,350	6,702,478
Revisions	48,320	(5,613)	47,385
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(10,670)	(11,567)	(12,598)
September 30, 2022	6,237,070	3,001,170	6,737,265

Proved developed reserves:
September 30, 2020	549,390	82,430	563,128
September 30, 2021	587,450	411,910	656,102
September 30, 2022	1,153,870	864,770	1,297,998

Proved undeveloped reserves:
September 30, 2020	3,156,970	657,750	3,266,595
September 30, 2019	5,611,970	2,606,440	6,046,377
September 30, 2022	5,083,200	2,136,400	5,439,267

(1)	Revisions in 2021 included 120,850 bbls in proved undeveloped reserves being reclassified as probable in the 2021 reserve report, net of other immaterial revisions in several properties.
(2)	During 2021, the Company purchased 1,246 net acres in Martin County, Texas.
(3)	During 2021, the Company sold ODC and Taylor properties.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021

15. SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

The following information is based on the Company’s best estimate of the required data for the Standardized Measure of Discounted Future Net Cash Flows as of September 30, 2022 and September 30, 2021 in accordance with ASC 932, “Extractive Activities – Oil and Gas” which requires the use of a 10% discount rate. This information is not the fair market value, nor does it represent the expected present value of future cash flows of the Company’s proved oil and gas reserves.

Future cash inflows for the years ended September 30, 2022 and September 30, 2021 were estimated as specified by the SEC through calculation of an average price based on the 12-month unweighted arithmetic average of the first-day-of-the-month price for the period from October through September during each respective fiscal year. The resulting net cash flow are reduced to present value by applying a 10% discount factor.

	12 Months Ended
	September 30, 2022	September 30, 2021
Future cash inflows	$589,481,000	$355,958,000
Future production costs(1)	(91,630,000)	(69,683,000)
Future development costs	(71,700,000)	(71,700,000)
Future income tax expenses	(113,873,000)	(57,206,000)
Future net cash flows	312,278,000	157,369,000
10% annual discount for estimated timing of cash flows	(167,549,000)	(84,100,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$144,729,000	$73,269,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2020 (1)	$40.30	$1.77
Year ended September 30, 2021 (1)	$55.98	$2.95
Year ended September 30, 2022 (1)	$91.72	$5.79

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

Future production and development costs, which include dismantlement and restoration expense, are computed by estimating the expenditures to be incurred in developing and producing the Company’s proved crude oil and natural gas reserves at the end of the year, based on year-end costs, and assuming continuation of existing economic conditions.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021

15. SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Sources of Changes in Discounted Future Net Cash Flows

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves, as required by ASC 932, at fiscal year-end are set forth in the table below.

	12 Months Ended
	September 30, 2022	September 30, 2021
Standardized measure of discounted future net cash flows at the beginning of the year	$73,269,000	$20,797,000
Extensions, discoveries and improved recovery, less related costs	—	—
Sales of minerals in place	—	(62,682,000)
Purchase of minerals in place	—	125,927,000
Revisions of previous quantity estimates	1,674,000	(1,751,000)
Net changes in prices and production costs	88,333,000	32,573,000
Accretion of discount	10,077,000	1,498,000
Sales of oil produced, net of production costs	(49,000)	13,000
Changes in future development costs	911,000	(21,339,000)
Changes in timing of future production	(3,099,000)	(2,580,000)
Net changes in income taxes	(26,387,000)	(19,187,000)
Standardized measure of discounted future net cash flows at the end of the year	$144,729,000	$73,269,000